Information related to guaranteed securities issued by subsidiaries (Details Narrative)	6 Months Ended
Jun. 30, 2021
Disclosure Information Related To Guaranteed Securities Issued By Subsidiaries Abstract
Proportion of ownership interest in subsidiary	100.00%